UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings
entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, August 5, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name



Capital Management Associates
FORM 13F
30-Jun-02

                                                                                 Voting Authority
                                                      Value  Shares/ Sh/PutInvstm    Other
Name of Issuer                     Title of cCUSIP    (x$1000Prn Amt PrnCalDscret  Managers   Sole    SharedNone


ALBERTSON'S INC                    COM       013104104  18253  599250SH    Sole                 599250
APACHE CORP.                       COM       037411105  22656  394157SH    Sole                 394157
BECKMAN COULTER INC.               COM       075811109  20868  418200SH    Sole                 418200
BOWATER INC.                       COM       102183100   9944  182900SH    Sole                 182900
BRINKER INTERNATIONAL INC          COM       109641100  19595  617175SH    Sole                 617175
CENDANT CORP                       COM       151313103  14554  916500SH    Sole                 916500
CIRCUIT CITY STORES-CIRCUIT CI     COM       172737108  14389  767400SH    Sole                 767400
CNF INC                            COM       12612w104   9389  247200SH    Sole                 247200
COMPASS BANCSHARES INC             COM       20449h109  21776  648100SH    Sole                 648100
CONAGRA INC                        COM       205887102  21243  768300SH    Sole                 768300
CRANE CO                           COM       224399105  18370  723800SH    Sole                 723800
DEERE & CO                         COM       244199105  17725  370050SH    Sole                 370050
DIAL CORP.                         COM       25247D101  19997  998850SH    Sole                 998850
FLOWERS FOODS INC.                 COM       343498101  23399  905173SH    Sole                 905173
IDACORP INC.                       COM       451107106  10976  396238SH    Sole                 396238
IVAX CORP                          COM       465823102  15307 1417275SH    Sole                1417275
JC PENNY INC.                      COM       708160106  16348  742400SH    Sole                 742400
LINCOLN NATIONAL CORP              COM       534187109   5250  125000SH    Sole                 125000
MAY DEPARTMENT STORES CO           COM       577778103   7992  242700SH    Sole                 242700
MCCORMICK & CO-NON VTG SHRS        COM       579780206  21700  842700SH    Sole                 842700
NEWMONT MINING CORP                COM       651639106  17940  681350SH    Sole                 681350
PARKER HANNIFIN CORP               COM       701094104  19106  399800SH    Sole                 399800
SARA LEE CORP                      COM       803111103  16615  805000SH    Sole                 805000
SCANA CORP                         COM       80589m102  18090  586000SH    Sole                 586000
SEMPRA ENERGY                      COM       816851109  14058  635233SH    Sole                 635233
SENSIENT TECHNOLOGIES CORP         COM       81725t100  20306  892200SH    Sole                 892200
SKYWEST INC.                       COM       830879102  15924  680800SH    Sole                 680800
SOUTHWEST AIRLINES                 COM       844741108  14094872137.5SH    Sole               872137.5
TEXTRON INC COM                    COM       883203101  14023  299000SH    Sole                 299000
TOMMY HILFIGER CORP                COM       G8915Z102  17558 1226150SH    Sole                1226150
TXU CORPORATION                    COM       882848104  18473  358350SH    Sole                 358350
UNOCAL CORP                        COM       915289102  18186  492300SH    Sole                 492300
WATERS CORP                        COM       941848103   9657  361700SH    Sole                 361700
WEYERHAEUSER CO.                   COM       962166104  18098  283450SH    Sole                 283450
ZIONS BANCORPORATION               COM       989701107  16609  318800SH    Sole                 318800